CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 75,150,998	$ 92,532,788
Shortterm investments		8,000,000
Accounts receivable, net		480,000
Amounts due from related parties	132,396	1,433,186
Prepayments and other current assets	3,813,984	1,476,973
Total current assets	79,097,378	103,922,947
Property, equipment and software, net	2,067,125	1,879,325
Other noncurrent assets	3,098,234	87,227
TOTAL ASSETS	84,262,737	105,889,499
Current liabilities:
Accounts payable	1,809,975	712,714
Contract liabilities	725,536	993,378
Amounts due to related parties	2,535,358	1,895,779
Accruals and other current liabilities	6,059,497	2,540,164
Shortterm borrowings	3,831,476	716,723
Current portion of longterm borrowings	1,183,926	322,525
Total current liabilities	16,145,768	7,181,283
Longterm borrowings	2,965,563	1,515,868
Other noncurrent liabilities	91,955
TOTAL LIABILITIES	19,203,286	8,697,151
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity	154,449,407	154,201,294
Shareholders' deficit:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 15,193,136 shares issued and outstanding as of December 31, 2019; 18,888,070 shares issued and 16,603,070 shares outstanding as of December 31, 2020)	1,889	1,519
Subscriptions receivable from shareholders	(7,172,192)	(197,068)
Additional paidin capital	23,786,652	6,789,542
Accumulated other comprehensive loss	(350,981)	(344,894)
Accumulated deficit	(105,655,324)	(63,258,045)
Total shareholders' deficit	(89,389,956)	(57,008,946)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	84,262,737	105,889,499
Series A-1 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	5,473,957	5,473,957
Series A-2 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	3,000,000	3,000,000
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	27,999,995	27,999,995
Series C-1 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	48,975,456	48,727,343
Series C-2 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	18,999,999	18,999,999
Series C-3 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	$ 50,000,000	$ 50,000,000